Concentrations of Credit Risk - Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power (Detail) - Customer Concentration Risk [Member]			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Percentage of Sale of Power [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			28.57%	21.20%
Percentage of Sale of Power [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			20.40%	27.10%
Percentage of Sale of Power [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			15.70%	13.00%
Percentage of Sale of Power [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			5.96%	6.80%
Percentage of Sale of Power [Member] | Andhra Pradesh Power Coordination Committee (Member)
Concentration Risk [Line Items]
Concentration risk, percentage			5.30%
Percentage of Accounts Receivable [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	15.40%
Percentage of Accounts Receivable [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.20%	17.10%
Percentage of Accounts Receivable [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.90%	11.40%
Percentage of Accounts Receivable [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.18%	12.00%
Percentage of Accounts Receivable [Member] | Andhra Pradesh Power Coordination Committee (Member)
Concentration Risk [Line Items]
Concentration risk, percentage	11.80%